LAND USE RIGHTS, NET (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 498,028,567				¥ 495,555,226
Less: accumulated amortization	(50,412,693)				(44,614,631)
Land use rights, net	447,615,874			$ 67,277,272	450,940,595
Amortization of land use rights	6,263,953	$ 941,481	¥ 5,565,393
Estimated future amortization expense	9,143,435
Land use rights pledged	¥ 209,742,988				¥ 120,325,828
Gain on disposal of land use right		$ 0	¥ 3,727,161
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years